Portfolio of Investments – as of September 30, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 2.5%
16,710	Axon Enterprise, Inc.(a)	$6,677,316
	Banks — 6.0%
87,800	Comerica, Inc.	5,260,098
62,460	Western Alliance Bancorp	5,402,166
111,415	Zions Bancorp NA	5,261,016
		15,923,280
	Building Products — 7.2%
54,880	AAON, Inc.	5,918,259
34,610	Allegion PLC	5,044,062
90,910	AZEK Co., Inc.(a)	4,254,588
20,570	Builders FirstSource, Inc.(a)	3,987,700
		19,204,609
	Capital Markets — 5.5%
23,750	ARES Management Corp., Class A	3,701,200
7,565	MSCI, Inc.	4,409,865
90,805	Nasdaq, Inc.	6,629,673
		14,740,738
	Communications Equipment — 1.1%
6,670	Motorola Solutions, Inc.	2,999,032
	Construction Materials — 2.8%
29,470	Vulcan Materials Co.	7,380,172
	Consumer Staples Distribution & Retail — 2.0%
69,270	Performance Food Group Co.(a)	5,428,690
	Containers & Packaging — 0.5%
5,535	Avery Dennison Corp.	1,221,907
	Electrical Equipment — 7.0%
14,605	AMETEK, Inc.	2,507,824
21,010	GE Vernova, Inc.(a)	5,357,130
8,805	Hubbell, Inc.	3,771,622
79,575	nVent Electric PLC	5,590,939
13,295	Vertiv Holdings Co., Class A	1,322,720
		18,550,235
	Electronic Equipment, Instruments & Components — 1.9%
22,800	CDW Corp.	5,159,640
	Energy Equipment & Services — 1.7%
177,180	TechnipFMC PLC	4,647,431
	Financial Services — 1.6%
35,057	Apollo Global Management, Inc.	4,378,970
	Ground Transportation — 2.2%
26,700	TFI International, Inc.	3,654,963
20,770	XPO, Inc.(a)	2,232,983
		5,887,946
	Health Care Providers & Services — 2.0%
23,350	Cencora, Inc.	5,255,618
	Hotels, Restaurants & Leisure — 7.6%
338,150	Carnival Corp.(a)	6,249,012
22,300	DoorDash, Inc., Class A(a)	3,182,879
61,440	Royal Caribbean Cruises Ltd.	10,896,998
		20,328,889
	Household Durables — 2.6%
11,255	DR Horton, Inc.	2,147,116
31,050	Toll Brothers, Inc.	4,796,915
		6,944,031
	Independent Power & Renewable Electricity Producers — 2.6%
57,645	Vistra Corp.	6,833,238
	Industrial REITs — 3.0%
42,225	EastGroup Properties, Inc.	7,888,474
Shares	Description	Value (†)
	Insurance — 3.0%
11,280	Allstate Corp.	$2,139,252
51,425	Kemper Corp.	3,149,781
11,810	Reinsurance Group of America, Inc.	2,573,045
		7,862,078
	Life Sciences Tools & Services — 4.6%
18,005	Agilent Technologies, Inc.	2,673,383
140,805	Avantor, Inc.(a)	3,642,625
58,620	Bruker Corp.	4,048,297
8,512	IQVIA Holdings, Inc.(a)	2,017,089
		12,381,394
	Machinery — 1.5%
11,965	Crane Co.	1,893,820
41,135	Flowserve Corp.	2,126,268
1,590	Helios Technologies, Inc.	75,843
		4,095,931
	Metals & Mining — 0.9%
148,715	Constellium SE(a)	2,418,106
	Oil, Gas & Consumable Fuels — 3.2%
1,030,930	Kosmos Energy Ltd.(a)	4,154,648
143,470	Range Resources Corp.	4,413,137
		8,567,785
	Professional Services — 2.2%
7,855	CACI International, Inc., Class A(a)	3,963,319
6,380	Equifax, Inc.	1,874,827
		5,838,146
	Real Estate Management & Development — 2.6%
498,620	Cushman & Wakefield PLC(a)	6,796,191
	Semiconductors & Semiconductor Equipment — 8.8%
95,415	Marvell Technology, Inc.	6,881,330
9,645	Monolithic Power Systems, Inc.	8,916,802
64,260	ON Semiconductor Corp.(a)	4,665,919
14,315	Onto Innovation, Inc.(a)	2,971,221
		23,435,272
	Software — 2.6%
11,705	Tyler Technologies, Inc.(a)	6,832,443
	Specialized REITs — 2.5%
36,795	Extra Space Storage, Inc.	6,630,091
	Specialty Retail — 3.2%
1,244	AutoZone, Inc.(a)	3,918,650
45,485	Best Buy Co., Inc.	4,698,600
		8,617,250
	Textiles, Apparel & Luxury Goods — 1.2%
45,785	Skechers USA, Inc., Class A(a)	3,063,932
	Trading Companies & Distributors — 2.2%
27,885	Herc Holdings, Inc.	4,445,706
9,175	SiteOne Landscape Supply, Inc.(a)	1,384,599
		5,830,305
	Total Common Stocks (Identified Cost $199,854,630)	261,819,140

Principal Amount	Description	Value (†)
Short-Term Investments — 1.0%
$2,724,282	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $2,724,509 on 10/01/2024 collateralized by $2,782,000 U.S. Treasury Note, 3.500% due 9/30/2026 valued at $2,778,929 including accrued interest(b) (Identified Cost $2,724,282)	$2,724,282
	Total Investments — 99.3% (Identified Cost $202,578,912)	264,543,422
	Other assets less liabilities — 0.7%	1,795,756
	Net Assets — 100.0%	$266,339,178

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$261,819,140	$ —	$ —	$261,819,140
Short-Term Investments	—	2,724,282	—	2,724,282
Total Investments	$261,819,140	$2,724,282	$—	$264,543,422

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	8.8%
Hotels, Restaurants & Leisure	7.6
Building Products	7.2
Electrical Equipment	7.0
Banks	6.0
Capital Markets	5.5
Life Sciences Tools & Services	4.6
Specialty Retail	3.2
Oil, Gas & Consumable Fuels	3.2
Industrial REITs	3.0
Insurance	3.0
Construction Materials	2.8
Household Durables	2.6
Independent Power & Renewable Electricity Producers	2.6
Software	2.6
Real Estate Management & Development	2.6
Aerospace & Defense	2.5
Specialized REITs	2.5
Ground Transportation	2.2
Professional Services	2.2
Trading Companies & Distributors	2.2
Consumer Staples Distribution & Retail	2.0
Health Care Providers & Services	2.0
Other Investments, less than 2% each	10.4
Short-Term Investments	1.0
Total Investments	99.3
Other assets less liabilities	0.7
Net Assets	100.0%